RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® NDR CMG Long/Flat Allocation ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 18, 2019 (Accession No. 0000930413-19-002698), which is incorporated herein by reference.